Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2011 Year Customers	Sep. 30, 2010 Year Customers	Sep. 30, 2009
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life of assets, minimum (years)	3	3
Estimated useful life of assets, maximum (years)	10	10
Revenue from third-party sales	Less than 10%	Less than 10%	Less than 10%
Number of customers with an accounts receivable balance of more than 10% of total accounts receivable	2	1
Percentage threshold for concentration of credit risk, accounts receivable disclosure	10.00%	10.00%
Aggregate accounts receivable above 10% of total Accounts receivable (percentages)	35.30%	30.00%
Concentration of credit risk, accounts receivable	As of September 30, 2011, the Company had two customers, including their subsidiaries, with accounts receivable balance of more than 10% of total accounts receivable, aggregating 35.3%, which is lower than their respective portion of total revenue.	As of September 30, 2010, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0%.